Nature of Expense	12 Months Ended
Mar. 31, 2023
Expenses by nature [abstract]
Nature of Expense
26.
Nature of Expense

The
following
table shows supplemental information related to certain “nature of expense” items for the years ended March 31, 2023, 2022 and 2021:

Employee benefits	For the Year Ended March 31,
	2023		2022		2021
Cost of revenues	Rs.	13,571	Rs.	11,594	Rs.	11,529
Selling, general and administrative expenses		27,505		22,486		20,052
Research and development expenses		5,389		4,778		4,718
	Rs.	46,465	Rs.	38,858	Rs.	36,299

	For the Year Ended March 31,
Depreciation	2023		2022		2021
Cost of revenues	Rs.	6,111	Rs.	5,627	Rs.	6,061
Selling, general and administrative expenses		1,511		1,476		1,491
Research and development expenses		993		1,049		975
	Rs.	8,615	Rs.	8,152	Rs.	8,527

	For the Year Ended March 31,
Amortization	2023		2022		2021
Cost of revenues	Rs.	-	Rs.	-	Rs.	-
Selling, general and administrative expenses		3,997		3,651		4,171
Research and development expenses		24		21		98
	Rs.	4,021	Rs.	3,672	Rs.	4,269

In addition, for details relating to costs of material consumed, refer to Note 10 of these consolidated financial statements.